CVT
S&P MidCap 400® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Aerospace & Defense — 2.9%
AeroVironment, Inc.(1)(2)	5,964	$ 1,878,004
ATI, Inc.(1)	25,837	2,101,582
BWX Technologies, Inc.	17,133	3,158,811
Curtiss-Wright Corp.	7,063	3,834,785
Hexcel Corp.	14,914	935,108
Kratos Defense & Security Solutions, Inc.(1)	31,641	2,891,038
Woodward, Inc.	11,241	2,840,713
		$ 17,640,041
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(1)	21,458	$1,134,914
		$1,134,914
Automobile Components — 0.8%
Autoliv, Inc.	13,246	$1,635,881
Gentex Corp.	41,144	1,164,375
Goodyear Tire & Rubber Co.(1)	53,620	401,078
Lear Corp.	9,974	1,003,484
Visteon Corp.	5,113	612,844
		$4,817,662
Automobiles — 0.3%
Harley-Davidson, Inc.	22,785	$635,702
Thor Industries, Inc.	9,973	1,034,100
		$1,669,802
Banks — 6.3%
Associated Banc-Corp.	30,626	$787,394
Bank OZK	19,844	1,011,647
Cadence Bank	34,924	1,311,047
Columbia Banking System, Inc.	56,057	1,442,907
Comerica, Inc.	24,092	1,650,784
Commerce Bancshares, Inc.	23,263	1,390,197
Cullen/Frost Bankers, Inc.	12,058	1,528,593
East West Bancorp, Inc.	25,835	2,750,136
F.N.B. Corp.	67,322	1,084,557
First Financial Bankshares, Inc.	24,411	821,430
First Horizon Corp.	95,179	2,151,997
Flagstar Financial, Inc.	56,088	647,816
Glacier Bancorp, Inc.	22,223	1,081,593
Hancock Whitney Corp.	15,888	994,748
Home BancShares, Inc.	34,357	972,303
International Bancshares Corp.	10,137	696,919
Old National Bancorp	65,374	1,434,959
Pinnacle Financial Partners, Inc.	14,415	1,351,983
Prosperity Bancshares, Inc.	17,808	1,181,561
SouthState Bank Corp.	18,972	1,875,762
Synovus Financial Corp.	26,019	1,277,012
Security	Shares	Value
Banks (continued)
Texas Capital Bancshares, Inc.(1)	8,577	$ 725,014
UMB Financial Corp.	13,379	1,583,405
United Bankshares, Inc.	26,489	985,656
Valley National Bancorp	90,232	956,459
Webster Financial Corp.	31,153	1,851,734
Western Alliance Bancorp	19,405	1,682,802
Wintrust Financial Corp.	12,550	1,662,122
Zions Bancorp NA	27,672	1,565,682
		$38,458,219
Beverages — 0.5%
Boston Beer Co., Inc., Class A(1)	1,482	$313,324
Celsius Holdings, Inc.(1)	29,979	1,723,493
Coca-Cola Consolidated, Inc.	11,235	1,316,293
		$3,353,110
Biotechnology — 2.3%
BioMarin Pharmaceutical, Inc.(1)	35,994	$1,949,435
Cytokinetics, Inc.(1)	22,430	1,232,753
Exelixis, Inc.(1)	50,463	2,084,122
Halozyme Therapeutics, Inc.(1)	21,926	1,608,053
Neurocrine Biosciences, Inc.(1)	18,592	2,609,945
Roivant Sciences Ltd.(1)	80,645	1,220,159
United Therapeutics Corp.(1)	8,478	3,554,062
		$14,258,529
Broadline Retail — 0.4%
Macy's, Inc.	50,901	$912,655
Ollie's Bargain Outlet Holdings, Inc.(1)	11,499	1,476,472
		$2,389,127
Building Products — 2.0%
AAON, Inc.(2)	12,685	$1,185,286
Advanced Drainage Systems, Inc.	13,409	1,859,828
Carlisle Cos., Inc.	7,995	2,630,035
Fortune Brands Innovations, Inc.	22,502	1,201,382
Owens Corning	15,676	2,217,527
Simpson Manufacturing Co., Inc.	7,801	1,306,356
Trex Co., Inc.(1)	20,101	1,038,619
UFP Industries, Inc.	10,978	1,026,333
		$12,465,366
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	5,326	$1,269,878
Carlyle Group, Inc.	48,818	3,060,889
Evercore, Inc., Class A	7,235	2,440,510
Federated Hermes, Inc.	13,855	719,490
Hamilton Lane, Inc., Class A	7,583	1,022,113
Houlihan Lokey, Inc.	10,192	2,092,622
Janus Henderson Group PLC	23,391	1,041,133

CVT
S&P MidCap 400® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Jefferies Financial Group, Inc.	30,934	$ 2,023,702
Morningstar, Inc.	4,586	1,063,998
SEI Investments Co.	17,612	1,494,378
Stifel Financial Corp.	19,153	2,173,291
		$ 18,402,004
Chemicals — 1.4%
Ashland, Inc.	8,568	$ 410,493
Avient Corp.	17,160	565,422
Axalta Coating Systems Ltd.(1)	40,597	1,161,886
Cabot Corp.	9,973	758,447
NewMarket Corp.	1,466	1,214,156
Olin Corp.	21,490	537,035
RPM International, Inc.	24,064	2,836,664
Scotts Miracle-Gro Co.	8,404	478,608
Westlake Corp.	6,250	481,625
		$8,444,336
Commercial Services & Supplies — 1.6%
Brink's Co.	7,810	$912,676
Clean Harbors, Inc.(1)	9,450	2,194,479
MSA Safety, Inc.	6,897	1,186,767
RB Global, Inc.	34,791	3,769,953
Tetra Tech, Inc.	49,257	1,644,199
		$9,708,074
Communications Equipment — 1.0%
Ciena Corp.(1)	26,500	$3,860,255
Lumentum Holdings, Inc.(1)	13,084	2,128,898
		$5,989,153
Construction & Engineering — 2.6%
AECOM	24,827	$3,239,179
API Group Corp.(1)	69,384	2,384,728
Comfort Systems USA, Inc.	6,599	5,445,363
Fluor Corp.(1)	30,304	1,274,889
MasTec, Inc.(1)	11,492	2,445,612
Valmont Industries, Inc.	3,700	1,434,601
		$16,224,372
Construction Materials — 0.4%
Eagle Materials, Inc.	6,083	$1,417,582
Knife River Corp.(1)	10,622	816,513
		$2,234,095
Consumer Finance — 0.7%
Ally Financial, Inc.	52,506	$2,058,235
FirstCash Holdings, Inc.	7,318	1,159,318
SLM Corp.	39,080	1,081,734
		$4,299,287
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.8%
Albertsons Cos., Inc., Class A	75,560	$ 1,323,056
BJ's Wholesale Club Holdings, Inc.(1)	24,753	2,308,217
Casey's General Stores, Inc.	6,970	3,940,280
Maplebear, Inc.(1)	34,567	1,270,683
Performance Food Group Co.(1)	29,340	3,052,534
Sprouts Farmers Market, Inc.(1)	18,319	1,993,107
U.S. Foods Holding Corp.(1)	42,209	3,234,054
		$ 17,121,931
Containers & Packaging — 1.1%
AptarGroup, Inc.	12,350	$1,650,701
Crown Holdings, Inc.	21,565	2,082,963
Graphic Packaging Holding Co.	55,533	1,086,781
Greif, Inc., Class A	4,898	292,705
Silgan Holdings, Inc.	16,647	715,987
Sonoco Products Co.	18,489	796,691
		$6,625,828
Diversified Consumer Services — 1.3%
Duolingo, Inc.(1)	7,441	$2,394,811
Graham Holdings Co., Class B	637	749,947
Grand Canyon Education, Inc.(1)	5,200	1,141,504
H&R Block, Inc.	25,096	1,269,105
Service Corp. International	26,288	2,187,687
		$7,743,054
Diversified REITs — 0.5%
W.P. Carey, Inc.	41,050	$2,773,748
		$2,773,748
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.(1)	46,922	$1,752,537
Iridium Communications, Inc.	19,891	347,297
		$2,099,834
Electric Utilities — 0.9%
ALLETE, Inc.	10,854	$720,706
IDACORP, Inc.	10,129	1,338,547
OGE Energy Corp.	37,752	1,746,785
Portland General Electric Co.	20,538	903,672
TXNM Energy, Inc.	17,778	1,005,346
		$5,715,056
Electrical Equipment — 1.7%
Acuity, Inc.	5,688	$1,958,890
EnerSys	7,023	793,318
NEXTracker, Inc., Class A(1)	27,736	2,052,187
nVent Electric PLC	30,170	2,975,969
Regal Rexnord Corp.	12,442	1,784,680

CVT
S&P MidCap 400® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Sensata Technologies Holding PLC	27,300	$ 834,015
		$ 10,399,059
Electronic Equipment, Instruments & Components — 3.3%
Arrow Electronics, Inc.(1)	9,654	$ 1,168,134
Avnet, Inc.	15,719	821,789
Belden, Inc.	7,427	893,245
Cognex Corp.	31,473	1,425,727
Coherent Corp.(1)	29,138	3,138,745
Crane NXT Co.(2)	9,256	620,800
Fabrinet(1)	6,717	2,449,153
Flex Ltd.(1)	70,356	4,078,537
IPG Photonics Corp.(1)(2)	4,749	376,073
Littelfuse, Inc.	4,645	1,203,102
Novanta, Inc.(1)	6,743	675,312
TD SYNNEX Corp.	14,377	2,354,234
Vontier Corp.	27,499	1,154,133
		$20,358,984
Energy Equipment & Services — 0.9%
NOV, Inc.	69,613	$922,372
TechnipFMC PLC	77,046	3,039,465
Valaris Ltd.(1)(2)	12,415	605,480
Weatherford International PLC	13,466	921,478
		$5,488,795
Entertainment — 0.1%
Warner Music Group Corp., Class A	27,347	$931,439
		$931,439
Financial Services — 1.6%
Equitable Holdings, Inc.	56,149	$2,851,246
Essent Group Ltd.	18,470	1,173,953
Euronet Worldwide, Inc.(1)	7,224	634,339
MGIC Investment Corp.	43,212	1,225,925
Shift4 Payments, Inc., Class A(1)(2)	12,614	976,324
Voya Financial, Inc.	18,074	1,351,935
Western Union Co.	60,541	483,723
WEX, Inc.(1)	6,423	1,011,815
		$9,709,260
Food Products — 0.8%
Darling Ingredients, Inc.(1)	29,652	$915,357
Flowers Foods, Inc.	39,578	516,493
Ingredion, Inc.	12,031	1,469,106
Marzetti Co.	3,824	660,749
Pilgrim's Pride Corp.	7,931	322,950
Post Holdings, Inc.(1)	8,961	963,128
		$4,847,783
Security	Shares	Value
Gas Utilities — 1.1%
National Fuel Gas Co.	16,939	$ 1,564,655
New Jersey Resources Corp.	18,830	906,665
ONE Gas, Inc.	11,247	910,332
Southwest Gas Holdings, Inc.	12,008	940,707
Spire, Inc.	11,064	901,937
UGI Corp.	40,288	1,339,979
		$ 6,564,275
Ground Transportation — 1.4%
Avis Budget Group, Inc.(1)(2)	3,167	$508,541
Knight-Swift Transportation Holdings, Inc.	30,424	1,202,052
Landstar System, Inc.	6,496	796,150
Ryder System, Inc.	7,646	1,442,341
Saia, Inc.(1)	4,993	1,494,705
XPO, Inc.(1)	22,075	2,853,635
		$8,297,424
Health Care Equipment & Supplies — 1.2%
DENTSPLY SIRONA, Inc.	37,394	$474,530
Envista Holdings Corp.(1)	31,151	634,546
Globus Medical, Inc., Class A(1)	21,112	1,209,084
Haemonetics Corp.(1)	9,031	440,171
Lantheus Holdings, Inc.(1)	12,746	653,743
LivaNova PLC(1)	10,235	536,109
Masimo Corp.(1)	8,656	1,277,193
Penumbra, Inc.(1)	7,310	1,851,769
		$7,077,145
Health Care Providers & Services — 2.2%
Chemed Corp.	2,732	$1,223,226
Encompass Health Corp.	18,881	2,398,265
Ensign Group, Inc.	10,739	1,855,377
HealthEquity, Inc.(1)	16,210	1,536,222
Hims & Hers Health, Inc.(1)(2)	38,758	2,198,354
Option Care Health, Inc.(1)	30,423	844,542
Tenet Healthcare Corp.(1)	16,562	3,362,748
		$13,418,734
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	65,910	$1,188,357
Omega Healthcare Investors, Inc.	55,298	2,334,682
Sabra Health Care REIT, Inc.	44,950	837,868
		$4,360,907
Health Care Technology — 0.3%
Doximity, Inc., Class A(1)	25,569	$1,870,372
		$1,870,372

CVT
S&P MidCap 400® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.(2)	37,474	$ 415,212
		$ 415,212
Hotels, Restaurants & Leisure — 2.7%
Aramark	49,272	$ 1,892,045
Boyd Gaming Corp.	11,123	961,583
Cava Group, Inc.(1)(2)	18,693	1,129,244
Choice Hotels International, Inc.	3,874	414,169
Churchill Downs, Inc.	12,488	1,211,461
Hilton Grand Vacations, Inc.(1)	11,562	483,407
Hyatt Hotels Corp., Class A(2)	7,936	1,126,357
Light & Wonder, Inc.(1)(2)	15,736	1,320,880
Marriott Vacations Worldwide Corp.(2)	5,189	345,380
Planet Fitness, Inc., Class A(1)	15,730	1,632,774
Texas Roadhouse, Inc.	12,456	2,069,564
Travel & Leisure Co.	12,169	723,934
Vail Resorts, Inc.	6,964	1,041,605
Wingstop, Inc.	5,234	1,317,293
Wyndham Hotels & Resorts, Inc.	14,313	1,143,609
		$16,813,305
Household Durables — 1.8%
KB Home	12,756	$811,792
Somnigroup International, Inc.	39,344	3,317,879
Taylor Morrison Home Corp.(1)	18,528	1,223,033
Toll Brothers, Inc.	18,404	2,542,329
TopBuild Corp.(1)	5,245	2,050,061
Whirlpool Corp.	10,477	823,492
		$10,768,586
Independent Power and Renewable Electricity Producers — 0.8%
Ormat Technologies, Inc.	11,383	$1,095,614
Talen Energy Corp.(1)	8,564	3,642,954
		$4,738,568
Industrial REITs — 1.0%
EastGroup Properties, Inc.	9,984	$1,689,892
First Industrial Realty Trust, Inc.	24,820	1,277,485
Rexford Industrial Realty, Inc.	44,263	1,819,652
STAG Industrial, Inc.	34,997	1,235,044
		$6,022,073
Insurance — 4.0%
American Financial Group, Inc.	12,975	$1,890,717
Brighthouse Financial, Inc.(1)	10,713	568,646
CNO Financial Group, Inc.	18,170	718,624
Fidelity National Financial, Inc.	47,879	2,896,201
First American Financial Corp.	19,083	1,225,892
Hanover Insurance Group, Inc.	6,705	1,217,829
Kemper Corp.	11,680	602,104
Security	Shares	Value
Insurance (continued)
Kinsale Capital Group, Inc.	4,149	$ 1,764,404
Old Republic International Corp.	42,850	1,819,839
Primerica, Inc.	6,072	1,685,526
Reinsurance Group of America, Inc.	12,389	2,380,299
RenaissanceRe Holdings Ltd.	8,823	2,240,424
RLI Corp.	17,214	1,122,697
Ryan Specialty Holdings, Inc.	21,119	1,190,267
Selective Insurance Group, Inc.	11,406	924,684
Unum Group	29,372	2,284,554
		$24,532,707
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.(1)	52,561	$573,441
		$573,441
IT Services — 1.2%
ASGN, Inc.(1)	8,210	$388,743
Kyndryl Holdings, Inc.(1)	43,329	1,301,170
Okta, Inc.(1)	31,335	2,873,419
Twilio, Inc., Class A(1)	28,762	2,878,789
		$7,442,121
Leisure Products — 0.5%
Brunswick Corp.	12,246	$774,437
Mattel, Inc.(1)	60,397	1,016,481
Polaris, Inc.	10,013	582,056
YETI Holdings, Inc.(1)	15,226	505,199
		$2,878,173
Life Sciences Tools & Services — 1.6%
Avantor, Inc.(1)	127,794	$1,594,869
Bio-Rad Laboratories, Inc., Class A(1)	3,422	959,494
Bruker Corp.	20,761	674,525
Illumina, Inc.(1)	28,811	2,736,181
Medpace Holdings, Inc.(1)	4,160	2,138,906
Repligen Corp.(1)	9,913	1,325,071
Sotera Health Co.(1)	33,014	519,310
		$9,948,356
Machinery — 4.9%
AGCO Corp.	11,610	$1,243,083
Chart Industries, Inc.(1)	8,283	1,657,842
CNH Industrial NV	166,473	1,806,232
Crane Co.	9,169	1,688,380
Donaldson Co., Inc.	21,842	1,787,768
ESAB Corp.	10,695	1,195,059
Flowserve Corp.	24,515	1,302,727
Graco, Inc.	31,060	2,638,857
ITT, Inc.	14,621	2,613,650
Lincoln Electric Holdings, Inc.	10,345	2,439,661

CVT
S&P MidCap 400® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Middleby Corp.(1)	8,740	$ 1,161,808
Mueller Industries, Inc.	20,751	2,098,134
Oshkosh Corp.	11,997	1,556,011
RBC Bearings, Inc.(1)	5,892	2,299,589
Terex Corp.	12,297	630,836
Timken Co.	11,880	893,138
Toro Co.	18,499	1,409,624
Watts Water Technologies, Inc., Class A	5,139	1,435,220
		$29,857,619
Marine Transportation — 0.1%
Kirby Corp.(1)	10,460	$872,887
		$872,887
Media — 0.8%
EchoStar Corp., Class A(1)(2)	25,208	$1,924,883
New York Times Co., Class A	30,374	1,743,468
Nexstar Media Group, Inc.	5,342	1,056,327
		$4,724,678
Metals & Mining — 2.1%
Alcoa Corp.	48,534	$1,596,283
Carpenter Technology Corp.	9,345	2,294,571
Cleveland-Cliffs, Inc.(1)	92,732	1,131,331
Commercial Metals Co.	20,982	1,201,849
MP Materials Corp.(1)	25,230	1,692,176
Reliance, Inc.	9,859	2,768,703
Royal Gold, Inc.	12,340	2,475,157
		$13,160,070
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	120,359	$2,432,455
Starwood Property Trust, Inc.	64,692	1,253,084
		$3,685,539
Multi-Utilities — 0.2%
Black Hills Corp.	13,656	$841,073
Northwestern Energy Group, Inc.	11,508	674,484
		$1,515,557
Office REITs — 0.6%
COPT Defense Properties	21,123	$613,834
Cousins Properties, Inc.	31,486	911,205
Kilroy Realty Corp.(2)	20,401	861,942
Vornado Realty Trust	30,239	1,225,587
		$3,612,568
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp.	62,787	$1,220,579
Antero Resources Corp.(1)	55,014	1,846,270
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chord Energy Corp.	10,733	$ 1,066,538
Civitas Resources, Inc.	15,632	508,040
CNX Resources Corp.(1)(2)	26,509	851,469
DT Midstream, Inc.	19,044	2,153,115
HF Sinclair Corp.	29,808	1,560,151
Matador Resources Co.	21,937	985,629
Murphy Oil Corp.	25,150	714,512
Ovintiv, Inc.	48,182	1,945,589
PBF Energy, Inc., Class A	15,399	464,588
Permian Resources Corp.	131,049	1,677,427
Range Resources Corp.	44,650	1,680,626
Viper Energy, Inc., Class A	31,627	1,208,784
		$17,883,317
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	11,879	$1,055,330
		$1,055,330
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	21,615	$1,075,995
American Airlines Group, Inc.(1)	123,687	1,390,242
		$2,466,237
Personal Care Products — 0.4%
BellRing Brands, Inc.(1)	23,615	$858,405
Coty, Inc., Class A(1)	68,675	277,447
e.l.f. Beauty, Inc.(1)	11,119	1,473,045
		$2,608,897
Pharmaceuticals — 0.6%
Elanco Animal Health, Inc.(1)(2)	93,129	$1,875,618
Jazz Pharmaceuticals PLC(1)	11,371	1,498,698
Perrigo Co. PLC	25,790	574,343
		$3,948,659
Professional Services — 2.5%
CACI International, Inc., Class A(1)	4,123	$2,056,470
Concentrix Corp.	8,388	387,106
ExlService Holdings, Inc.(1)	30,276	1,333,052
Exponent, Inc.	9,467	657,767
FTI Consulting, Inc.(1)	5,951	961,979
Genpact Ltd.	30,381	1,272,660
Insperity, Inc.	6,709	330,083
KBR, Inc.	24,152	1,142,148
Maximus, Inc.	10,563	965,142
Parsons Corp.(1)	10,009	829,946
Paylocity Holding Corp.(1)	8,364	1,332,134
Science Applications International Corp.	8,786	873,065
TransUnion	36,516	3,059,311
		$15,200,863

CVT
S&P MidCap 400® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(1)	8,882	$ 2,649,323
		$ 2,649,323
Residential REITs — 0.8%
American Homes 4 Rent, Class A	61,080	$ 2,030,910
Equity LifeStyle Properties, Inc.	36,326	2,204,988
Independence Realty Trust, Inc.	43,756	717,161
		$ 4,953,059
Retail REITs — 0.9%
Agree Realty Corp.	20,708	$1,471,096
Brixmor Property Group, Inc.	57,379	1,588,251
Kite Realty Group Trust	41,213	919,050
NNN REIT, Inc.	35,388	1,506,467
		$5,484,864
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.(1)	23,240	$678,608
Amkor Technology, Inc.	21,311	605,232
Cirrus Logic, Inc.(1)	9,622	1,205,540
Entegris, Inc.(2)	28,418	2,627,528
Lattice Semiconductor Corp.(1)	25,661	1,881,465
MACOM Technology Solutions Holdings, Inc.(1)	12,005	1,494,502
MKS, Inc.	12,589	1,558,141
Onto Innovation, Inc.(1)	9,186	1,187,015
Power Integrations, Inc.	10,515	422,808
Rambus, Inc.(1)	20,169	2,101,610
Silicon Laboratories, Inc.(1)	6,151	806,581
Synaptics, Inc.(1)	7,225	493,756
Universal Display Corp.	8,287	1,190,262
		$16,253,048
Software — 3.8%
AppFolio, Inc., Class A(1)	4,287	$1,181,754
Bill Holdings, Inc.(1)	17,188	910,448
Blackbaud, Inc.(1)	6,974	448,498
Commvault Systems, Inc.(1)	8,334	1,573,293
Docusign, Inc.(1)	37,877	2,730,553
Dolby Laboratories, Inc., Class A	11,469	830,012
Dropbox, Inc., Class A(1)	34,694	1,048,106
Dynatrace, Inc.(1)	56,518	2,738,297
Guidewire Software, Inc.(1)	15,783	3,627,880
Manhattan Associates, Inc.(1)	11,335	2,323,448
Nutanix, Inc., Class A(1)	50,252	3,738,246
Pegasystems, Inc.	17,285	993,888
Qualys, Inc.(1)	6,766	895,345
		$23,039,768
Specialized REITs — 1.4%
CubeSmart	42,746	$1,738,052
Security	Shares	Value
Specialized REITs (continued)
EPR Properties	14,268	$ 827,687
Gaming and Leisure Properties, Inc.	53,051	2,472,707
Lamar Advertising Co., Class A	16,271	1,991,896
National Storage Affiliates Trust	13,234	399,932
PotlatchDeltic Corp.	13,328	543,116
Rayonier, Inc.	26,586	705,592
		$ 8,678,982
Specialty Retail — 3.5%
Abercrombie & Fitch Co., Class A(1)	8,931	$764,047
AutoNation, Inc.(1)	5,301	1,159,700
Bath & Body Works, Inc.	39,667	1,021,822
Burlington Stores, Inc.(1)	11,680	2,972,560
Chewy, Inc., Class A(1)	41,783	1,690,122
Dick's Sporting Goods, Inc.	12,532	2,784,861
Five Below, Inc.(1)	10,321	1,596,659
Floor & Decor Holdings, Inc., Class A(1)	20,187	1,487,782
GameStop Corp., Class A(1)	77,146	2,104,543
Gap, Inc.	42,659	912,476
Lithia Motors, Inc., Class A	4,806	1,518,696
Murphy USA, Inc.	3,291	1,277,764
Penske Automotive Group, Inc.	3,466	602,772
RH(1)	2,879	584,897
Valvoline, Inc.(1)	23,828	855,663
		$21,334,364
Technology Hardware, Storage & Peripherals — 0.8%
Pure Storage, Inc., Class A(1)	58,202	$4,877,910
		$4,877,910
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(1)	22,316	$444,535
Columbia Sportswear Co.	4,825	252,348
Crocs, Inc.(1)(2)	10,238	855,385
PVH Corp.	9,011	754,851
Under Armour, Inc., Class A(1)(2)	36,662	182,943
Under Armour, Inc., Class C(1)(2)	22,732	109,796
VF Corp.	61,507	887,546
		$3,487,404
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	7,139	$1,863,636
Core & Main, Inc., Class A(1)	35,551	1,913,710
GATX Corp.	6,673	1,166,440
MSC Industrial Direct Co., Inc., Class A	8,555	788,258
Watsco, Inc.	6,543	2,645,335
WESCO International, Inc.	9,122	1,929,303
		$10,306,682

CVT
S&P MidCap 400® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Water Utilities — 0.3%
Essential Utilities, Inc.	52,575	$ 2,097,742
		$ 2,097,742
Total Common Stocks (identified cost $388,938,723)		$584,779,628

Exchange-Traded Funds — 2.2%

Security	Shares	Value
Equity Funds — 2.2%
SPDR S&P MidCap 400 ETF Trust(2)	23,000	$ 13,708,690
Total Exchange-Traded Funds (identified cost $12,259,519)		$ 13,708,690

Short-Term Investments — 3.5%
Affiliated Fund — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(3)	10,883,510	$ 10,883,510
Total Affiliated Fund (identified cost $10,883,510)		$ 10,883,510
Securities Lending Collateral — 1.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(4)	8,438,869	$ 8,438,869
Total Securities Lending Collateral (identified cost $8,438,869)		$ 8,438,869

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/19/26(5)	$2,000	$ 1,970,816
Total U.S. Treasury Obligations (identified cost $1,968,823)		$ 1,970,816
Total Short-Term Investments (identified cost $21,291,202)		$ 21,293,195
Total Investments — 101.3% (identified cost $422,489,444)		$619,781,513

Other Assets, Less Liabilities — (1.3)%	$ (8,242,625)
Net Assets — 100.0%	$611,538,888

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $23,386,081 and the total market value of the collateral received by the Fund was $23,969,599, comprised of cash of $8,438,869 and U.S. government and/or agencies securities of $15,530,730.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
REITs	– Real Estate Investment Trusts

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	41	Long	12/19/25	$13,473,420	$(71,905)
					$(71,905)
During the fiscal year to date ended September 30, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

CVT
S&P MidCap 400® Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $10,883,510, which represents 1.8% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$12,207,731	$48,914,944	$(50,239,165)	$ —	$ —	$10,883,510	$222,029	10,883,510

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$584,779,628(1)	$ —	$ —	$584,779,628
Exchange-Traded Funds	13,708,690	—	—	13,708,690
Short-Term Investments:
Affiliated Fund	10,883,510	—	—	10,883,510
Securities Lending Collateral	8,438,869	—	—	8,438,869
U.S. Treasury Obligations	—	1,970,816	—	1,970,816
Total Investments	$617,810,697	$1,970,816	$ —	$619,781,513
Liability Description
Futures Contracts	$(71,905)	$ —	$ —	$(71,905)
Total	$(71,905)	$ —	$ —	$(71,905)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.